Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements - Schedule of Condensed Consolidated Statements of Operations (Details) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
As Reported [Member]
Revenues
Total revenues	$ 4,364,341	$ 4,583,148	$ 4,564,598	$ 9,147,746	$ 13,512,087
Expenses
Production taxes, transportation and processing		302,850		700,066
Lease operating		1,993,454		3,914,775
Accretion of asset retirement obligations		95,322		251,538
General and administrative		1,941,044		4,025,589
Total expenses		4,790,860		9,447,233		$ 30,738,109
Operating income (loss)		(207,712)		(299,487)		(13,801,545)
Gain on extinguishment of liabilities	1,846,684	207,307	92,294	299,601	2,146,285
Change in fair value of derivative liabilities
Interest expense		(1,678,538)		(3,422,784)
Other income		281,715	13,627	295,342	295,342
Total other income (expense)		(1,491,511)		(3,742,797)
Income (loss) before income taxes		(1,699,223)		(4,042,284)		(8,213,063)
Income tax (provision) benefit	$ (6,260,472)	398,744	770,385	1,169,129	(5,091,343)	1,913,554
Net income (loss)		(1,300,479)		(2,873,155)
Net income (loss) attributable to NCI
Net income (loss) attributable to Eon Resources, Inc.		$ (1,300,479)		$ (2,873,155)		$ (10,098,082)
Weighted average share outstanding, common stock - basic (in Shares)	38,073,390	22,575,043	15,338,289	18,809,177	25,301,146	31,191,907
Weighted average share outstanding, common stock - diluted (in Shares)	54,964,640	22,575,043	15,338,289	18,809,177	47,789,972	31,191,907
Net income (loss) per share of common stock – basic (in Dollars per share)	$ 0.15	$ (0.06)	$ (0.11)	$ (0.15)	$ 0.12	$ (0.32)
Net income (loss) per share of common stock – diluted (in Dollars per share)	$ 0.1	$ (0.06)	$ (0.11)	$ (0.15)	$ 0.07	$ (0.32)
As Reported [Member] | Related Party [Member]
Expenses
Change in fair value of derivative liabilities
Adjustments [Member]
Revenues
Total revenues	$ (144,777)	48,902	$ (59,500)	(10,598)	$ (155,375)
Expenses
Production taxes, transportation and processing		12,491		12,491
Lease operating		365,588		635,034
Accretion of asset retirement obligations		(86,809)		(236,033)
General and administrative		(132,699)		(408,354)
Total expenses		158,571		3,138		$ (3,540,000)
Operating income (loss)		(109,669)		(13,736)		3,540,000
Gain on extinguishment of liabilities	(19,481)	(1,121,825)	(484,113)	(1,605,938)	(1,625,419)
Change in fair value of derivative liabilities		(755,558)		(885,279)
Interest expense		28,882		28,882
Other income		(281,715)	(13,426)	(295,141)	(295,141)
Total other income (expense)		(1,681,216)		(2,195,476)
Income (loss) before income taxes		(1,790,885)		(2,209,212)		3,540,000
Income tax (provision) benefit	$ 178,606	135,515	(65,516)	69,999	248,605	908,000
Net income (loss)		(1,655,370)		(2,139,213)
Net income (loss) attributable to NCI			$ 28,535	28,535	$ 28,535
Net income (loss) attributable to Eon Resources, Inc.		$ (1,655,370)		$ (2,110,678)		$ 2,632,000
Weighted average share outstanding, common stock - basic (in Shares)
Weighted average share outstanding, common stock - diluted (in Shares)					(22,488,826)
Net income (loss) per share of common stock – basic (in Dollars per share)	$ (0.05)	$ (0.07)	$ (0.02)	$ (0.11)	$ (0.16)	$ 0.08
Net income (loss) per share of common stock – diluted (in Dollars per share)	$ (0.03)	$ (0.07)	$ (0.02)	$ (0.11)	$ (0.11)	$ 0.08
Adjustments [Member] | Related Party [Member]
Expenses
Change in fair value of derivative liabilities		$ 449,000		$ 562,000
As Restated [Member]
Revenues
Total revenues	$ 4,219,564	4,632,050	$ 4,505,098	9,137,148	$ 13,356,712
Expenses
Production taxes, transportation and processing		315,341		712,557
Lease operating		2,359,042		4,549,809
Accretion of asset retirement obligations		8,513		15,505
General and administrative		1,808,345		3,617,235
Total expenses		4,949,431		9,450,371
Operating income (loss)		(317,381)		(313,223)
Gain on extinguishment of liabilities	1,827,203	(914,518)	(391,819)	(1,306,337)	520,866
Change in fair value of derivative liabilities		(755,558)		(885,279)
Interest expense		(1,649,656)		(3,393,902)
Other income			201	201	201
Total other income (expense)		(3,172,727)		(5,938,273)
Income (loss) before income taxes		(3,490,108)		(6,251,496)
Income tax (provision) benefit	$ (6,081,866)	534,259	704,869	1,239,128	(4,842,738)
Net income (loss)		(2,955,849)		(5,012,368)
Net income (loss) attributable to NCI			$ 28,535	28,535	$ 28,535
Net income (loss) attributable to Eon Resources, Inc.		$ (2,955,849)		$ (4,983,833)
Weighted average share outstanding, common stock - basic (in Shares)	38,073,390	22,575,043	15,338,289	18,809,177	25,301,146
Weighted average share outstanding, common stock - diluted (in Shares)	54,964,640	22,575,043	15,338,289	18,809,177	25,301,146
Net income (loss) per share of common stock – basic (in Dollars per share)	$ 0.1	$ (0.13)	$ (0.13)	$ (0.26)	$ (0.04)
Net income (loss) per share of common stock – diluted (in Dollars per share)	$ 0.07	$ (0.13)	$ (0.13)	$ (0.26)	$ (0.04)
As Restated [Member] | Related Party [Member]
Expenses
Change in fair value of derivative liabilities		$ 449,000		$ 562,000
Crude Oil [Member] | As Reported [Member]
Revenues
Total revenues	$ 4,351,800	3,520,740		7,913,345	$ 12,265,145
Crude Oil [Member] | Adjustments [Member]
Revenues
Total revenues	(117,945)	74,402		74,402	(43,543)
Crude Oil [Member] | As Restated [Member]
Revenues
Total revenues	4,233,855	3,595,142		7,987,747	12,221,602
Natural Gas and Natural Gas Liquids [Member] | As Reported [Member]
Revenues
Total revenues	132,466	67,840	$ 139,532	207,372	339,838
Natural Gas and Natural Gas Liquids [Member] | Adjustments [Member]
Revenues
Total revenues	(26,832)	(25,500)	(59,500)	(85,000)	(111,832)
Natural Gas and Natural Gas Liquids [Member] | As Restated [Member]
Revenues
Total revenues	$ 105,634	$ 42,340	$ 80,032	$ 122,372	$ 228,006